JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%
Aerospace & Defense — 3.3%
Howmet Aerospace, Inc.	3,296	427,597
Northrop Grumman Corp.	1,096	561,145
		988,742
Automobiles — 1.2%
Tesla, Inc. *	1,340	347,261
Banks — 3.9%
US Bancorp	4,674	197,321
Wells Fargo & Co.	13,621	977,859
		1,175,180
Biotechnology — 4.4%
AbbVie, Inc.	3,008	630,224
Regeneron Pharmaceuticals, Inc.	621	393,765
Vertex Pharmaceuticals, Inc. *	614	297,835
		1,321,824
Broadline Retail — 4.4%
Amazon.com, Inc. *	6,964	1,324,950
Building Products — 2.1%
Carrier Global Corp.	4,233	268,370
Trane Technologies plc	1,055	355,616
		623,986
Capital Markets — 3.0%
Ameriprise Financial, Inc.	1,141	552,549
Morgan Stanley	2,951	344,227
		896,776
Construction Materials — 1.9%
Vulcan Materials Co.	2,400	560,014
Consumer Finance — 2.3%
American Express Co.	2,598	699,050
Consumer Staples Distribution & Retail — 1.8%
Walmart, Inc.	5,983	525,245
Electric Utilities — 4.6%
Entergy Corp.	2,366	202,262
NextEra Energy, Inc.	4,687	332,285
PG&E Corp.	24,154	414,966
Southern Co. (The)	4,546	417,999
		1,367,512
Electrical Equipment — 2.1%
Eaton Corp. plc	2,288	621,841
Energy Equipment & Services — 2.9%
Baker Hughes Co.	19,670	864,476
Financial Services — 2.9%
Mastercard, Inc., Class A	1,564	857,284

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — 1.1%
Mondelez International, Inc., Class A	5,073	344,211
Ground Transportation — 1.1%
CSX Corp.	11,027	324,511
Health Care Equipment & Supplies — 4.1%
Edwards Lifesciences Corp. *	3,544	256,885
Medtronic plc	4,422	397,367
Stryker Corp.	1,532	570,187
		1,224,439
Health Care Providers & Services — 2.7%
UnitedHealth Group, Inc.	1,565	819,733
Hotels, Restaurants & Leisure — 4.4%
Chipotle Mexican Grill, Inc. *	6,957	349,311
Marriott International, Inc., Class A	1,355	322,673
McDonald's Corp.	2,081	650,082
		1,322,066
Industrial REITs — 0.7%
Prologis, Inc.	1,902	212,638
Insurance — 3.4%
Arthur J Gallagher & Co.	2,092	722,276
Travelers Cos., Inc. (The)	1,128	298,285
		1,020,561
Interactive Media & Services — 6.4%
Alphabet, Inc., Class A	4,540	702,085
Meta Platforms, Inc., Class A	2,103	1,212,171
		1,914,256
Machinery — 1.6%
Deere & Co.	992	465,572
Oil, Gas & Consumable Fuels — 2.4%
Exxon Mobil Corp.	5,952	707,909
Pharmaceuticals — 0.8%
Eli Lilly & Co.	284	234,936
Semiconductors & Semiconductor Equipment — 10.3%
ASML Holding NV (Registered), NYRS (Netherlands)	127	84,448
Broadcom, Inc.	4,349	728,071
Micron Technology, Inc.	1,825	158,540
NVIDIA Corp.	14,378	1,558,313
NXP Semiconductors NV (China)	2,974	565,275
		3,094,647
Software — 10.2%
Intuit, Inc.	630	386,544

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Microsoft Corp.	6,123	2,298,556
Oracle Corp.	2,719	380,153
		3,065,253
Specialty Retail — 2.2%
Lowe's Cos., Inc.	2,868	668,922
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	9,859	2,190,015
Total Common Stocks (Cost $18,348,185)		29,783,810
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b) (Cost $97,706)	97,679	97,708
Total Investments — 99.8% (Cost $18,445,891)		29,881,518
Other Assets in Excess of Liabilities — 0.2%		57,415
NET ASSETS — 100.0%		29,938,933

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$29,881,518	$—	$—	$29,881,518

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$269,804	$7,141,186	$7,313,376	$93	$1	$97,708	97,679	$9,697	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	—	11,651	11,651	—	—	—	—	6	—
Total	$269,804	$7,152,837	$7,325,027	$93	$1	$97,708		$9,703	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.